Stock Option Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option Plans

12. Stock Option Plans

Intrexon Stock Option Plan

The Company records the fair value of stock options issued to employees and non-employees as of the grant date as stock-based compensation expense. Stock-based compensation expense for employees and non-employees is recognized over the requisite service period, which is typically the vesting period. Stock-based compensation cost that has been included in research and development expenses and general and administrative expenses amounted to $52 and $566, respectively, for the three months ended September 30, 2013, and $197 and $242, respectively, for the three months ended September 30, 2012. Stock-based compensation cost that has been included in research and development expenses and general and administrative expenses amounted to $402 and $1,411, respectively, for the nine months ended September 30, 2013, and $264 and $695, respectively, for the nine months ended September 30, 2012.

On April 18, 2008, the Company adopted the 2008 Equity Incentive Plan (the “2008 Plan”) for employees and nonemployees pursuant to which the Company’s board of directors may grant share based awards to officers, key employees and nonemployees. During 2011, the 2008 Plan was amended to increase the number of authorized awards under the 2008 plan from 2,857,142 to 5,714,285. Awards issued pursuant to the Company’s 2004 Stock Option Plan, the 2004 Stock Option Plan for Nonemployees and the 2006 Stock Option Plan were consolidated into the 2008 Plan and are subject to, and administered under the terms of the 2008 Plan. Upon the effectiveness of the 2013 Omnibus Incentive Plan (the “2013 Plan”), no new awards may be granted under the 2008 Plan. As of September 30, 2013, there are 2,637,117 awards outstanding under the 2008 Plan.

On July 26, 2013, the Company’s shareholders and board of directors approved the adoption of the 2013 Plan for employees and nonemployees pursuant to which the Company’s board of directors may grant share based awards to employees, officers, consultants, advisors and nonemployee directors. The 2013 Plan became effective upon the closing of the IPO and replaces the 2008 Plan. There are 7,000,000 shares of common stock reserved for issuance under the 2013 Plan. As of September 30, 2013, there are 60,500 awards outstanding under the 2013 Plan.

Stock option activity under the Company’s award plans during the period indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balances at December 31, 2012	2,313,526	$5.90	7.87
Granted	764,209	11.07
Exercised	(17,649)	(3.10)
Forfeited	(325,604)	(6.94)
Expired	(36,865)	(5.15)

Balances at September 30, 2013	2,697,617	7.26	7.68

Vested at September 30, 2013	992,112	4.67	5.79

Vested and Expected to Vest at September 30, 2013(1)	2,434,816	6.20	6.91

(1)	The number of stock options expected to vest takes into account an estimate of expected forfeitures.

Total unrecognized compensation costs related to nonvested awards at September 30, 2013 and December 31, 2012 were $5,523 and $4,910, respectively, and are expected to be recognized over a weighted-average period of approximately three years.

The Company currently uses authorized and unissued shares to satisfy share award exercises.

AquaBounty Stock Option Plan

The AquaBounty 2006 Equity Incentive Plan (the “AquaBounty Plan”) provides for the issuance of incentive stock options to employees of AquaBounty and non-qualified stock options and awards of restricted and direct stock purchases to its directors, officers, employees and consultants of AquaBounty. Unless otherwise indicated, options issued to employees, directors and non-employees are vested over one to three years and are exercisable for a term of ten years from the date of issuance. As of September 30, 2013, there were 6,624,000 options outstanding under the AquaBounty Plan at a weighted average exercise price of $0.25 per share of which 5,552,000 were exercisable. Stock based compensation cost for the three months ended and nine months ended September 30, 2013 amounted to $27 and $28, respectively, and is included in general and administrative expenses.

11. Stock Option Plans

The Company records the fair value of stock options issued to employees and non-employees as of the grant date as stock-based compensation expense. Stock-based compensation expense for employees and non-employees is recognized over the requisite service period, which is typically the vesting period. Stock-based compensation cost that has been included in research and development expenses and general and administrative expenses amounted to $377 and $1,081, respectively, for the year ended December 31, 2012, and $763 and $220, respectively, for the year ended December 31, 2011.

On April 18, 2008, the Company adopted the 2008 Equity Incentive Plan (the “2008 Plan”) for employees and nonemployees pursuant to which the Company’s board of directors may grant share based awards to officers, key employees and nonemployees. During 2011, the 2008 Plan was amended to increase the number of authorized awards under the 2008 plan from 2,857,142 to 5,714,285. Awards issued pursuant to the Company’s 2004 Stock Option Plan, the 2004 Stock Option Plan for Nonemployees and the 2006 Stock Option Plan were consolidated into the 2008 Plan and are subject to, and administered under the terms of the 2008 Plan.

Stock options can be granted with an exercise price equal to or greater than the stock’s fair market value at the date of grant. Stock options can be granted with an exercise price less than the stock’s fair market value at the date of grant if the stock options are replacement options in accordance with certain U.S. Treasury regulations. Virtually all stock options have ten-year terms and vest and become fully exercisable at no more than four years from the date of grant.

At December 31, 2012, there were 2,920,609 remaining shares available for the Company to grant under the 2008 Plan. The Company uses the Black-Scholes option pricing model to estimate the grant-date fair value of all stock options. The Black-Scholes option pricing model requires the use of assumptions for estimated expected volatility, estimated expected term of stock options, risk-free rate, estimated expected dividend yield, and the fair value of the underlying common stock at the date of grant. Since the Company does not have sufficient history to estimate the expected volatility of our common stock price, expected volatility is based on the average volatility of peer public entities that are similar in size and industry. The Company estimates the expected term of all options based on previous history of exercises. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield is 0% as the Company has not declared any common stock dividends to date and does not expect to declare common stock dividends in the near future. The fair value of the underlying common stock is determined based on a valuation of the Company’s common stock. Actual forfeitures are recorded when incurred and estimated forfeitures are reviewed and adjusted at least annually. The assumptions used in the Black-Scholes option pricing model for the years ended December 31, 2012 and 2011 are set forth below:

	2012	2011

Valuation assumptions
Expected dividend yield	0%	0%
Expected volatility	71%—76%	68%—72%
Expected term (years)	6.00	5.37— 6.23
Risk-free interest rate	0.80%—1.10%	1.34%—2.51%

Stock option activity during the years indicated is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term

Balances at December 31, 2010	1,448,145	2.71	6.99
Granted	2,429,684	6.48
Exercised	(75,840)	(2.43)
Forfeited	(145,214)	(3.34)
Expired	(42,245)	(2.94)

Balances at December 31, 2011	3,614,530	5.22	6.67
Granted	548,571	7.12
Exercised	(194,570)	(2.43)
Forfeited	(1,210,857)	(6.30)
Expired	(444,148)	(2.29)

Balances at December 31, 2012	2,313,526	5.90	7.87

Exercisable at December 31, 2012	808,633	4.06	6.43

Vested and Expected to Vest at December 31, 2012(1)	2,194,790	5.85	7.83

(1)	The number of stock options expected to vest takes into account an estimate of expected forfeitures.

Total unrecognized compensation costs related to nonvested awards at December 31, 2012 and 2011 were $4,910 and $6,347, respectively, and are expected to be recognized over a weighted-average period of approximately three years.

The weighted average grant date fair value of options granted during 2012 and 2011 was $4.60 and $4.13, respectively. The aggregate intrinsic value of options exercised during 2012 and 2011 was $913 and $264, respectively. The aggregate intrinsic value of options is calculated as the difference between the exercise price of the underlying options and the fair value of the Company’s common stock for those shares that had exercise prices lower than the fair value of the Company’s common stock.

The following table summarizes additional information about stock options outstanding as of December 31, 2012:

Options outstanding				Options exercisable
Exercise price	Number of options	Weighted average remaining life (years)	Aggregate intrinsic value	Number of options	Weighted average remaining life (years)	Aggregate intrinsic value

$0.38	57,264	8.07	$385	57,264	8.07	$385
$1.34	106,777	3.10	617	106,777	3.10	617
$1.92	23,143	4.25	120	23,143	4.25	120
$2.74	186,286	4.62	815	186,286	4.62	815
$3.29	183,442	6.77	703	126,014	6.72	483
$5.91	169,857	7.64	205	42,571	7.59	51
$7.12	1,586,757	8.77	—	266,578	8.53	—

	2,313,526	7.87	$2,845	808,633	6.43	$2,471

The following table summarizes additional information about stock options outstanding as of December 31, 2011:

Options outstanding				Options exercisable
Exercise price	Number of options	Weighted average remaining life (years)	Aggregate intrinsic value	Number of options	Weighted average remaining life (years)	Aggregate intrinsic value

$0.38	145,406	9.07	$978	145,406	9.07	$978
$1.34	257,680	4.10	1,489	257,680	4.10	1,489
$1.68	58,286	2.84	317	58,286	2.84	317
$1.92	23,143	5.26	120	23,143	5.26	120
$1.96	3,015	9.07	16	3,015	9.07	16
$2.74	312,572	5.54	1,368	307,572	5.54	1,346
$3.29	564,286	7.50	2,163	212,929	7.35	816
$5.91	363,142	8.41	438	—	—	—
$7.12	1,887,000	6.58	—	—	—	—

	3,614,530	6.67	$6,889	1,008,031	5.91	$5,082

The Company currently uses authorized and unissued shares to satisfy share award exercises.